Direct Financing Lease (Details) - Schedule of future minimum lease payments to be received - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of future minimum lease payments to be received [Abstract]
Remainder of 2021	$ 61,074	$ 122,148
2022	122,148
2023	122,148	122,148
2024	122,148	122,148
2025	122,148	122,148
Thereafter	40,716	40,716
Sub-total	590,382	651,456
Less deferred revenue	(131,050)	156,753
Net investment in lease	$ 459,332	$ 494,703